Segment Information - Schedule of Equipment Sales within Services (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 335	$ 339	$ 1,687	$ 6,029
Broadcast [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1		1
Enterprise [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 334	$ 339	$ 1,686	$ 6,029